Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Other Intangible Assets [Abstract]
Other Intangible Assets
(8)	Other Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2012	$1,056,693	$(833,183)	$223,510

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2013	1,056,693	(868,932)	187,761

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2014	$1,056,693	$(904,681)	$152,012

Amortization expense related to the core deposit intangible was $35,749, $35,749 and $35,748 for the years ended December 31, 2014, 2013 and 2012.  Amortizations expense will continue at an annual rate of approximately $35,749 through the first quarter of 2019, at which point the core deposit will be fully amortized.